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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -------------------------------
   Address:      222 N. LASALLE STREET, #2000
                 -------------------------------
                 CHICAGO, IL 60601
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4651
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Boberg
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:
\S\ Richard Boberg
-------------------------------
[Signature]

Chicago, Illinois
-----------------
[City, State]

May 1, 2002
-------------
[Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                         ---------------------------------------------------
Name
            ----------------------------------------------------------------

(Repeat as necessary.)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         None
                                                           --------------------

Form 13F Information Table Entry Total:                    19
                                                           --------------------

Form 13F Information Table Value Total:                   $31,842   (thousands)
                                                           --------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.         None
            ----------------------------------------------------------------
Form 13F File Number 28-
                        ----------------------------------------------------
Name
            ----------------------------------------------------------------

(Repeat as necessary.)

                                                       13F HOLDINGS REPORT
                                                            3/31/2002


              Item 1:          Item 2:   Item 3:     Item 4:        Item 5:              Item 6:      Item 7:         Item 8:
                                                                                    Investment Discr            Voting Authority
              NAME OF         TITLE OF   CUSIP        FAIR         SHARES OR
              ISSUER           CLASS     NUMBER   MARKET VALUE PRINCIPLE AMOUNT     SOLE SHARED OTHER MANAGERS   SOLE  SHARED NONE
AETNA INC NEW                   Com     00817Y108          892           22,977  SH   X               Longview  22,977
ALLTEL CORP                     Com     020039103        3,150           56,702  SH   X               Longview  56,702
AMERICAN INTL GROUP             Com     026874107          381            5,275  SH   X               Longview   5,275
BANK ONE CORP.                  Com     06423A103       13,917          333,095  SH   X               Longview 333,095
BAXTER INTERNATIONAL INC        Com     071813109          273            4,592  SH   X               Longview   4,592
BOEING CO                       Com     097023105          243            5,030  SH   X               Longview   5,030
COMPUTER ASSOC INTL INC         Com     204912109          384           17,555  SH   X               Longview  17,555
EMERSON ELECTRIC                Com     291011104        3,294           57,390  SH   X               Longview  57,390
GENERAL DYNAMICS                Com     369550108        1,264           13,459  SH   X               Longview  13,459
GENERAL ELECTRIC                Com     369604103          752           20,085  SH   X               Longview  20,085
HILTON HOTELS                   Com     432848109        1,680          117,503  SH   X               Longview 117,503
INTEL CORP                      Com     458140100          299            9,836  SH   X               Longview   9,836
MAYTAG CORP                     Com     578592107        1,527           34,499  SH   X               Longview  34,499
NOVELL INC                      Com     670006105           42           10,800  SH   X               Longview  10,800
PARK PLACE ENTERTAINMENT CORP.  Com     700690100        1,240          117,503  SH   X               Longview 117,503
PFIZER INC                      Com     717081103          541           13,623  SH   X               Longview  13,623
PITNEY BOWES INC                Com     724479100          240            5,600  SH   X               Longview   5,600
SUNGARD DATA SYS INC            Com     867363103          601           18,233  SH   X               Longview  18,233
US BANCORP DEL (NEW)            Com New 902973304        1,122           49,726  SH   X               Longview  49,726

TOTAL                                                   31,842          913,484                                913,484


THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.